GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	May 20, 2016
Changes in carrying amounts of goodwill
Beginning balance	$ 132,637	$ 134,239
Impairment loss:	(25,400)	(25,400)
Exchange difference	9,351	(6,379)
Goodwill	117,995	107,237
Beijing Bohui
Changes in carrying amounts of goodwill
Additions for the year by acquisitions of		$ 4,777
Goodwill			$ 4,777
IMHealthcare and its subsidiaries
Changes in carrying amounts of goodwill
Additions for the year by acquisitions of	1,806
Changchun Jiachang
Changes in carrying amounts of goodwill
Disposal for the year	$ (399)